Acquisition Activity (Narrative) (Details) - USD ($) $ in Millions		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	May 16, 2019	Mar. 31, 2020	May 31, 2019	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross										$ 1,324
Repayment of debt						$ 2,732		$ 1,290	$ 1,164	1,094
InfraREIT Acquisition related costs										9
Revenue from contracts				$ 1,438	$ 1,286	3,980	$ 3,572	4,764	4,511	4,347
Net income				$ 318	$ 258	$ 741	$ 595	$ 770	$ 713	651
InfraREIT [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		$ 1,275	$ 1,275
Outstanding debt acquired			953
Repayment of debt			602
Cash consideration paid	$ 1,324	$ 1,324	1,324
InfraREIT Acquisition related costs										9
Revenue from contracts										156
Net income										58
Pro forma revenues										$ 4,431
InfraREIT [Member] | Secured Debt [Member]
Business Acquisition [Line Items]
Outstanding debt acquired			$ 351